Investment Strategy	Dec. 31, 2025
Growth Portfolio
Prospectus [Line Items]
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% policy, a growth stock is a stock that is included within at least one of the following growth indices or a growth index determined by the advisor to be similar to the foregoing: Russell 3000 Growth Index, S&P 500 Growth Index, S&P MidCap 400 Growth Index, S&P SmallCap 600 Growth Index, CRSP U.S. Mega Cap Growth Index, CRSP U.S. Large Cap Growth Index, CRSP U.S. Mid Cap Growth Index, CRSP U.S. Small Cap Growth Index, MSCI U.S. Prime Market Growth Index, MSCI U.S. Small Cap Growth Index, MSCI All Country World Growth Index, or FTSE All-World Growth Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in growth stocks.
High Yield Bond Portfolio
Prospectus [Line Items]
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	With no more than 20% of its assets, the Fund may invest in any of the following, in the aggregate: bonds that are rated below B or the equivalent, fixed- and floating-rate loans of medium to lower-range credit quality, or other securities that may include, but are not limited to, convertible securities or preferred stocks. The loans in which the Fund may invest will be rated Baa or below by Moody’s or the equivalent by another independent rating agency (or, if unrated, will be determined to be of comparable quality by the Fund’s advisors).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s holdings generally have short- and intermediate-term maturities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in corporate bonds that are rated less than BBB- by S&P Global Ratings or Fitch Ratings or less than Baa3 by Moody’s Investors Service, Inc. or, if unrated, are determined to be of comparable quality by the Fund’s advisors.
Small Company Growth Portfolio
Prospectus [Line Items]
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% policy, small company growth securities are equity securities that (i) are generally within the capitalization range of the companies included in the Fund’s performance benchmark, Russell 2500 Growth Index and (ii) are included within at least one of the following growth indices or a growth index determined by the advisor to be similar to the foregoing: Russell 3000 Growth Index, S&P 500 Growth Index, S&P MidCap 400 Growth Index, S&P SmallCap 600 Growth Index, CRSP U.S. Mega Cap Growth Index, CRSP U.S. Large Cap Growth Index, CRSP U.S. Mid Cap Growth Index, CRSP U.S. Small Cap Growth Index, MSCI U.S. Prime Market Growth Index, MSCI U.S. Small Cap Growth Index, MSCI All Country World Growth Index, or FTSE All-World Growth Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in growth securities of small companies.
Diversified Value Portfolio
Prospectus [Line Items]
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Undervalued stocks are generally those that are out of favor with investors and that an advisor believes are trading at prices that are below average in relation to measures such as earnings and book value. These stocks often have above-average dividend yields.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% policy, a value stock is a stock that is included within at least one of the following value indices or a value index determined by the advisor to be similar to the foregoing: Russell 3000 Value Index, S&P 500 Value Index, S&P MidCap 400 Value Index, S&P SmallCap 600 Value Index, CRSP U.S. Mega Cap Value Index, CRSP U.S. Large Cap Value Index, CRSP U.S. Mid Cap Value Index, CRSP U.S. Small Cap Value Index, MSCI U.S. Prime Market Value Index, MSCI U.S. Small Cap Value Index, MSCI All Country World Value Index, or FTSE All-World Value Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes, in value stocks.